Investments - Summary of Investments - Asanko preference shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair value at beginning of the year	$ 60.3	$ 94.5
Net change in fair value (recognised in OCI)	(39.4)	34.2
Fair value at end of the year	$ 99.7	$ 60.3
Nominal discount rate	19.90%	16.70%